Long-Term Debt - Carrying Value of Long Term Debt Instruments (Parenthetical) (Detail)		12 Months Ended
	Jun. 23, 2021	Dec. 31, 2021
4.70% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	4.70%
5.38% Senior Notes Rate [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points		0.40%
Borrowings, interest rate		5.375%
2.40% Senior Notes Rate [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points		0.30%
Borrowings, interest rate		2.396%
2.48% Senior Notes Rate [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points		0.30%
Borrowings, interest rate		2.484%
3.53% Senior Notes Rate [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points		0.20%
Borrowings, interest rate		3.527%
4.15% Senior Notes Rate [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points		0.35%
Borrowings, interest rate		4.15%